Tortoise Energy Infrastructure Corp
Consolidated Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS – 99.1%	Shares	Value
Canada Crude Oil Pipelines - 2.1%
Enbridge, Inc.	274,348	$11,722,890
South Bow Corp.	226,840	6,040,749
		17,763,639

Canada Natural Gas/Natural Gas Liquids Pipelines - 1.7%
TC Energy Corp.	316,741	14,170,992

United States Crude Oil Pipelines - 5.8%
Plains GP Holdings LP	2,238,549	48,352,658

United States Natural Gas Gathering/Processing - 7.4%
Antero Midstream Corp.	488,403	8,278,431
Hess Midstream Partners LP	1,192,081	49,745,540
Kinetik Holdings, Inc.	58,261	3,398,947
		61,422,918

United States Natural Gas/Natural Gas Liquids Pipelines - 46.6%
Cheniere Energy, Inc.	198,425	45,352,018
DT Midstream, Inc.	216,698	20,822,511
Excelerate Energy, Inc.	128,299	3,936,213
Kinder Morgan, Inc.	1,370,935	37,152,339
New Fortress Energy, Inc.	285,719	2,857,190
ONEOK, Inc.	804,459	80,759,639
Targa Resources Corp.	471,902	95,192,071
The Williams Companies, Inc.	1,650,665	96,035,690
Venture Global, Inc.	328,613	4,958,770
		387,066,441

United States Renewables and Power Infrastructure - 35.5%
AES Corp.	708,155	8,207,516
Ameren Corp.	179,673	18,247,590
Clearway Energy, Inc.	1,716,534	48,097,283
CMS Energy Corp.	428,981	31,337,062
Constellation Energy Corp.	141,787	35,524,024
DTE Energy Co.	127,666	17,068,944
NextEra Energy, Inc.	439,103	30,811,858
Sempra Energy	939,112	67,212,246
Vistra Corp.	290,853	38,875,412
		295,381,935
TOTAL COMMON STOCKS (Cost $865,216,063)		824,158,583

MASTER LIMITED PARTNERSHIPS - 27.1%	Units	Value
United States Natural Gas Gathering/Processing - 5.3%
Western Midstream Partners LP	1,076,641	43,690,092

United States Natural Gas/Natural Gas Liquids Pipelines - 11.1%
Energy Transfer LP	2,741,088	52,875,587
Enterprise Products Partners LP	1,185,160	39,596,196
		92,471,783

United States Refined Product Pipelines - 10.2%
MPLX LP	1,578,351	85,088,902

United States Renewables and Power Infrastructure - 0.5%
XPLR Infrastructure LP	489,648	4,426,418
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $105,321,123)		225,677,195

PRIVATE INVESTMENTS - 0.0%(a)	Shares	Value
United States Renewables - 0.0%(a)
TK NYS Solar Holdco LLC (b)(c)(d)	N/A	0
TOTAL PRIVATE INVESTMENTS (Cost $52,593,181)		0

SHORT-TERM INVESTMENTS - 0.0%(a)		Value
Money Market Funds - 0.0%(a)	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.29% (e)	240,109	240,109
TOTAL SHORT-TERM INVESTMENTS (Cost $240,109)		240,109

TOTAL INVESTMENTS – 126.2% (Cost $1,023,370,476)		1,050,075,887
Liabilities in Excess of Other Assets - (0.8)% Credit Facility Borrowings – (8.2)% Senior Notes – (11.8)% Mandatory Redeemable Preferred Stock at Liquidation Value – (5.4)%		(6,574,378) (68,500,000) (98,050,677) (44,905,300)
TOTAL NET ASSETS - 100.0%		$832,045,532

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership

(a)	Represents less than 0.05% of net assets.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2025.

(c)	Restricted securities have a total fair value of $0 which represents less than 0.0% of net assets.
(d) (e)	Deemed to be an affiliate of the fund. The rate shown represents the 7-day annualized effective yield as of February 28, 2025

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Tortoise Energy Infrastructure Corp has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$824,158,583	$–	$–		$824,158,583
Master Limited Partnerships	225,677,195	–	–		225,677,195
Private Investments	–	–	–	(a)	–	(a)
Money Market Funds	240,109	–	–		240,109
Total Investments	$1,050,075,887	$–	$–		$1,050,075,887

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.

(a) Security represented $0.00.